Income taxes - Major components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Based on taxable income of the current period	$ 22,863	$ 17,134
Adjustments in respect to previous years	(315)	607
Total current income tax expense	22,548	17,741
Origination and reversal of temporary differences	401	2,000
Adjustments in respect to previous years	64	(29)
Total deferred income tax expense	465	1,971
Income tax expense reported in the consolidated statements of operations	$ 23,013	$ 19,712